Note 22 - Related Party Transactions	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
22.	RELATED PARTY TRANSACTIONS

NTT and its subsidiaries own
26.0%
of IIJ's outstanding common shares and
26.9%
of IIJ's voting shares as of
March 31, 2018.

The Company entered into a number of different types of transactions with NTT and its subsidiaries, including purchases of wireline telecommunication services for the Company’s offices and capital lease arrangements. For the Company’s connectivity and outsourcing services, the Company purchases international and domestic backbone services, local access lines and rental rack space in data centers and mobile data communication services from NTT and its subsidiaries. The Company sells to NTT and its subsidiaries its services, system integration services and monitoring services for their data centers.

The amounts of balances as of
March 31, 2017
and
2018
and transactions of the Company with NTT and its subsidiaries for each of the three
years in the period ended
March 31, 2018,
are summarized as follows:

	Thousands of Yen
	2016	2017	2018
Accounts receivable	-	¥275,671	¥287,812
Other current assets	-	889,061	2,253,882
Accounts payable	-	3,970,794	4,103,560
Capital lease obligations	-	2,771,532	3,088,795
Revenues	¥3,129,622	3,440,263	3,902,856
Costs	24,268,440	31,991,750	36,729,517
Interest expense	30,370	48,234	64,795

As for balances and transactions with equity method investees, refer to Note
6,
“Investments in Equity Method Investees.”